Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Changes in the Argentine Macroeconomic Environment of the Financial and Capital Markets
52.	CHANGES IN THE ARGENTINE MACROECONOMIC ENVIRONMENT OF THE FINANCIAL AND CAPITAL MARKETS
The international and local macroeconomic context generates certain degree of uncertainty regarding its future progress as a result of the financial assets and foreign exchange market volatility and additionally certain political events and the level of economic growth, among other issues, including what is mentioned in note 53.
Specifically, in Argentina, as a step prior to general presidential elections, the PASO (open primary elections) were held on August 11, 2019. The results were adverse to the party running the Argentine government, which was confirmed with the results of the general presidential elections held on October 27, 2019, giving rise to a change in federal authorities on December 10, 2019. The market values of Argentine government and private financial instruments plummeted the day after the PASO, so the country risk and the value of the US dollar also skyrocketed. The Bank is unable to uphold, as of the date of issuance of these consolidated financial statements, that these situations have been redressed or stabilized to date.
Among other measures introduced by the PEN after the PASO, DNU No. 596/2019 was issued on August 28, 2019, whereby it was set forth that short-term Government securities (Letes, Lecaps, Lelinks and Lecer) will be paid according to the following schedule: 15% upon maturity according to the original terms and conditions of its issuance; 25% of the amount owed plus interest within 90 calendar days as from the previous payment; and the remaining 60% plus interest within 180 calendar days as from the first payment. The deferral did not affect natural persons or the Non-financial Public Administration for the Autonomous City of Buenos Aires that invested in these assets (see note 20).
Then, the new PEN issued Presidential Decree No. 49/2019 on December 19, 2019, to extend through August 31, 2020, the amortization of treasury bills (Letes) in US dollars. In addition, on January 20, 2020, the PEN voluntarily swapped Lecaps for about 60% of the stock for the new Lebads, which will pay BADLAR plus a spread with maturity date in 240 and 335 days. On February 11, 2020, through Presidential Decree No. 141/2020 it was decided to delay through September 30, 2020, the charge for the principal amortization of Federal Government bonds of dual currency (AF20, as its acronym in Spanish) to be made on February 13, 2020, without interrupting the payment of interest established in the original terms and conditions, barring natural persons with holdings as of December 20, 2019, up to a nominal value of USD 20,000. Finally, and combined with other operations of the administration of public debt, dated April 6, 2020, the payment of all public debt issued under Argentine legislation was deferred through Decree No. 346/2020 until December 31, 2020.
Between August 2019 and the date of issuance of these consolidated financial statements, the BCRA issued several regulations that, along with Presidential Decree No. 609/2019 of September 1, 2019, introduced certain restrictions with different scopes and specifications for natural and artificial persons, including the acquisition of foreign currency for hoarding purposes, transfers abroad and foreign exchange transactions, among other issues, effective as of the date of issuance of these consolidated financial statements according to BCRA Communiqué “A” 6844, as supplemented and amended. In addition, in the last few months the gap between the official price of the US dollar -used mainly for foreign trade- and the alternative values that arise through the stock market operation and also with respect to the unofficial value, has begun to widen around 60% as of the date of issuance of these consolidated financial statements.
Besides, on December 23, 2019, “Social Solidarity and Productive Reactivation” Law No. 27541 was published in the Official Bulletin. Furthermore, on December 28, 2019, Presidential Decree No. 99/2019 was published including several economic, financial, tax and other social security, administrative, fee, energy, sanitary and social reforms, and empowered the PEN to complete the formalities and acts needed to recover and secure the sustainability of the government debt as already mentioned and introduced minimum salary increases, among other issues.
Through Law No. 27541, among other provisions, redressing systems were added, amendments to employer contributions were made and a “tax for an inclusive and supportive Argentina” (PAIS tax, for its acronym in Spanish) was created for five fiscal years at a 30% rate on the acquisition of foreign currency for hoarding purposes, to purchase assets and services in foreign currency and international passenger transportation, among others. Finally, note 28 a) and b) explains the amendments introduced pursuant to Income Tax Law.

Finally, in addition to the aforementioned extension, the PEN is undergoing formalities to reach a debt restructuring with government debt under Argentine and foreign regulations, considering the powers granted by Law No. 27541. On February 12, 2020, Law No. 27544 “Restoration of the sustainability of government debt issued under foreign law” was published in the Official Bulletin which, among other issues, empowers the PEN to perform transactions to manage liabilities or swaps or restructuring of interest expiry and principal amortization of government securities issued under foreign law. In line with the above, on April 16, 2020, the National Government announced the offer of restructuring of public debt represented by 21 eligible bonds issued under foreign legislation totaling USD 66,238 million, which contemplates a withdrawal of approximately 62% of interest and 5% of capital, along with a three-year grace period, as expressed by the Minister of Economy of the Nation. As the date of these consolidated financial statements, there is uncertainty as to whether the Argentine government will be able to successfully carry out the exchange and restructure its foreign public indebtedness.
Therefore, the Bank’s Management permanently monitors any changes in the abovementioned situations in international and local markets, to determine the possible actions to adopt and to identify the possible impact on its financial situation that may need to be reflected in the future consolidated financial statements.